Loans Modified as Troubled Debt Restructurings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	10	13
Troubled debt restructurings, recorded investment	$ 379,642	$ 1,359,533
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	2	3
Troubled debt restructurings, recorded investment	70,739	178,046
Mortgage loans on real estate | Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification		2
Troubled debt restructurings, recorded investment		938,474
Mortgage loans on real estate | Home equity
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	3	2
Troubled debt restructurings, recorded investment	21,422	95,769
Commercial business
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	2	5
Troubled debt restructurings, recorded investment	266,968	143,814
Consumer loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	3	1
Troubled debt restructurings, recorded investment	$ 20,513	$ 3,430